SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9.     SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, aside from the following.

BCA Amendment

On April 28, 2023, the Company, Merger Sub, and Marti entered into the BCA Amendment. The BCA Amendment, among other things, (i) formally removed the closing condition that the Company have cash on hand equal to or in excess of $50,000,000, which was previously waived by Marti; (ii) extended the outside termination date of the Business Combination Agreement to July 31, 2023; (iii) revised certain terms of the management incentive plan to be adopted upon the closing of the Business Combination; and (iv) revised the form of Amended and Restated Articles of Association to be adopted upon the closing of the Business Combination. (see Note 1 for additional information).

Second PIPE Amendment

On April 28, 2023, the Company, Marti and certain PIPE Investors representing $35,500,000 aggregate principal amount of Convertible Notes, entered into an amendment to the Subscription Agreements (collectively, “the Second PIPE Amendment”). The Second PIPE Amendment, among other things, (i) removes lock-up restrictions applicable to the PIPE Investors; (ii) extends the outside termination date of the Subscription Agreements to July 31, 2023; and (iii) replaces the indenture attached as Exhibit A to the Subscription Agreements with a revised Indenture. The revised Indenture: (i) decreases the conversion premium from 15.0% to 10.0%; (ii) provides for the conversion price to be subject to monthly resets for the first twelve (12) months following the date of issuance to an amount per Underlying Share equal to the lower of (y) the conversion price as of the immediately preceding reset date and (z) a 10.0% premium to the average of the daily volume weighted average price over the 20 consecutive trading day period immediately preceding the applicable reset date, subject to a minimum of $1.65 per share and a maximum of $11.00 per share; and (iii) includes a beneficial ownership limitation provision where the Convertible Notes may not be converted to the extent such conversion would result in the holder, its affiliates and any other person or entity acting as a group together with such holder or affiliates owning more than 9.99% of outstanding Class A Ordinary Share. The holder can increase or decrease the beneficial ownership limitation (provided that it cannot be increased to an amount greater than 19.99%) only upon written notice to the Company, the trustee and the conversion agent under the Indenture, and such notice will not be effective until the 61st day after such notice is delivered to the Company.

Amendments to Letter Agreements

As previously disclosed, on July 8, 2021, the Company entered into Letter Agreements with the Sponsor (the “Sponsor Letter Agreement”) and members of the Company’s board of directors and management team (the “Insiders”, and with respect to the letter agreement, the “Insider Letter Agreement”, and the Insider Letter Agreement, together with the Sponsor Letter Agreement, the “Letter Agreements”). Pursuant to the terms of the respective Letter Agreements, the Sponsor and the Insiders agreed to certain restrictions with respect to the transfer of Company securities (the “Lock-Up Restrictions”).

On May 1, 2023, the Company entered into Amendments to the Letter Agreements (the “Letter Agreement Amendments”) with the Sponsor and each of the Insiders. Pursuant to the terms of the Letter Agreement Amendments, the Company, the Sponsor and the Insiders agreed to remove the applicable Lock-Up Restrictions from the Letter Agreements.

Callaway Subscription Agreement

On May 4, 2023, the Company and Callaway entered into the Callaway Subscription Agreement. Callaway is an affiliate of a director of the Company and the Callaway Subscription Agreement was unanimously approved by the Company’s board of directors. Pursuant to the terms of the Callaway Subscription Agreement, Callaway or its designee has the option (but not the obligation) to subscribe for up to $40,000,000 aggregate principal amount of Convertible Notes during the period beginning on the closing date of the Business Combination Agreement and the one year anniversary of the closing of the Business Combination Agreement.

Refer to the Company’s Current Report on Form 8-K filed with the SEC on May 4, 2023 (as amended on May 8, 2023) for more information on the BCA Amendment, the Second PIPE Amendment, the Letter Agreement Amendments, and the Callaway Subscription Agreement.

NOTE 9.    SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, except as noted below, that would have required adjustment or disclosure in the financial statements.

On January 26, 2023, the Company received a demand letter by a purported stockholder of the Company. The demand letter alleges, among other things, that the Company failed to disclose material information regarding the Business Combination Agreement and the Transactions. The demand letter provides that the stockholder reserves all rights, including the right to file a complaint for breach of fiduciary duties and/or violations of federal securities laws. On January 26, 2023, the Company received a second demand letter by a different purported stockholder of the Company. The demand letter alleges, among other things, that the Company failed to disclose material information regarding the Business Combination Agreement and the Transactions. The demand letter provides that the stockholder reserves all rights, including the right to file a complaint in connection with the Business Combination Agreement and the Transactions.

Additional potential plaintiffs may file lawsuits challenging the Business Combination Agreement. The outcome of any future litigation is uncertain. Such litigation, if not resolved, could prevent or delay consummation of the Transactions contemplated by Business Combination Agreement and result in substantial costs to the Company, including any costs associated with the indemnification of directors and officers.

On February 1, 2023, the Company received a written notice (the “Notice”) from the staff of NYSE Regulation of the New York Stock Exchange (“NYSE”) indicating that the Company is not currently in compliance with Section 1003(b)(i)(B) of the NYSE American LLC (“NYSE American”) Company Guide (the “Company Guide”), which requires the Company to maintain a minimum of 300 public shareholders on a continuous basis. On March 2, 2023, the Company delivered a business plan to the NYSE American outlining how the Company intends to cure the deficiency and comply with the NYSE American continued listing requirement. The Company can avoid delisting if, by August 1, 2024, our securities are owned by at least 300 public stockholders. The Company expects that upon completion of an initial business combination we will have at least 300 public stockholders.

The Company’s ordinary shares, warrants and units, which trade under the symbols “GLTA.U,” “GLTA” and “GLTA WS,” respectively, will continue to be listed and traded on the NYSE American during the cure period, subject to the Company’s compliance with the NYSE American’s other applicable continued listing standards, and will bear the indicator “.BC” on the consolidated tape to indicate noncompliance with the NYSE American’s continued listing standards.